Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and bank balances	$ 5,807	$ 3,300
Cash equivalents	22,260	29,479
Total	$ 28,067	$ 32,779